Ancora Trust
Ancora MicroCap Fund
Schedule of Investments
March 31, 2022

	Shares	Value	Ticker	Total Cost
Common Stocks - 96.21%

Aerospace & Defense - 1.89%
AerSale Corporation	18,435	289,798	ASLE	252,918.97
		289,798		252,919

Banks - 5.14%
The First of Long Island Corporation	8,980	174,751	FLIC	190,128.99
First Internet Bancorp (a)	10,299	442,960	INBK	255,330.99
Northrim BanCorp, Inc.	3,932	171,317	NRIM	104,009.76
		789,028		549,469.74

Capital Markets - 6.7%
180 Degree Capital Corp.	39,195	268,094	TURN	322,260.81
Cowen, Inc. Class A	3,575	96,883	COWN	54214.97
Diamond Hill Investment Group, Inc. Class A	1,418	265,591	DHIL	189,282.89
Donnelley Financial Solutions, Inc.	6,807	226,401	DFIN	58,917.11
Heritage Global, Inc.	127,460	172,071	HGBL	324,724.96
		1,029,040		949,400.74

Chemicals - 1.56%
Landec Corp.	20,631	238,907	LNDC	238,477.25
		238,907		238,477

Commercial Services & Supplies - 2.26%
Kimball International, Inc. - B	9,081	76,734	KBAL	81,839.51
Perma-Fix Environmental Services, Inc.	49,010	271,025	PESI	247,707.36
		347,760		329,547

Communication Equipment- 2.04%
Aviat Networks, Inc. (a)	6,747	207,605	AVNW	105,070.62
PCTEL, Inc.	22,658	105,133	PCTI	136,514.00
		312,738		241,584.62

Construction & Engineering - 3.81%
Concrete Pumping Holdings, Inc.	16,713	111,977	BBCP	97,733.94
Orion Group Holdings, Inc.	84,729	210,128	ORN	395,444.67
Sterling Construction Co., Inc.	9,821	263,203	STRL	78,812.33
		585,308		571,990.94

Distributors - 2.26%
VOXX International Corp. (a)	34,881	347,764	VOXX	312,415.13
		347,764		312,415.13

Diversified Financial Services - 2.44%
TIPTREE, Inc. (a)	29,206	375,297	TIPT	178,886.06
		375,297		178,886.06

Electrical Equipment, Instruments & Comp - 2.83%
Iteris, Inc (a)	42,239	125,872	ITI	131,535.11
Key Tronic Corporation	28,805	162,748	KTCC	192,539.42
Richardson Electronics Ltd.	11,747	146,133	RELL	94,093.72
		434,753		418,168.25

Electronic Equipment, Instruments & Comp - 0.48%
Coda Octopus Group, Inc.	11,121	73,065	CODA	84,021.52
		73,065		84,021.52

Energy Equipment & Services-1.21%
Independence Contract Drilling, Inc.	10,409	42,989	ICD	49,784.47
Profire Energy, Inc.	143,133	186,073	PFIE	221,744.59
		229,062		271,529.06

Equity Real Estate Investment Trusts - 2.65%
Postal Realty Trust, Inc.	24,214	407,279	PSTL	381,413.94
		407,279		381,413.94

Food Products - 0.65%
Coffee Holding Company, Inc. (a) (c)	28,802	99,367	JVA	116,632.32
		99,367		116,632.32

Health Care Providers & Services - 2.54%
Psychemedics Corp.	26,088	180,007	PMD	222,260.42
Viemed Healthcare, Inc.	42,317	210,739	VMD	230,282.54
		390,746		452,543

Household Durables - 1.4%
Beazer Homes USA, Inc.	2,606	39,663	BZH	44,897.22
Flexsteel Industries, Inc.	8,500	164,050	FLXS	162,814.85
Zagg/Cvr.Us	71,453	10,718	ZAGG/CVR.US	-
		214,431		207,712

IT Services - 3.22%
Computer Task Group, Inc.	50,656	494,909	CTG	300,820.18
		494,909		300,820.18

Insurance - 3.76%
Crawford & Company (CRD-A)	37,629	284,475	CRD.A.N	304,183.21
Hallmark Financial Services, Inc.	39,757	144,318	HALL	156,758.57
United Insurance Holdings Corp. (a)	44,908	148,645	UIHC	155,985.07
		577,439		616,926.85

Internet & Direct Marketing Retail - 2.53%
1847 Goedeker, Inc.	202,602	388,996	GOED	362,314.82
		388,996		362,314.82

Internet Software & Services - 0.94%
Points International Ltd.	7,776	143,934	PCOM	76,517.56
		143,934		76,517.56

Investment Companies - 3.7%
Silvercrest Asset Management Group, Inc.	27,759	567,672	SAMG	443,863.49
		567,672		443,863.49

Machinery - 2.26%
Graham Corp.	14,033	108,194	GHM	209,467.83
LB Foster Co.	15,505	238,312	FSTR	257,094.15
		346,506		466,561.98

Marine - 5.53%
Eagle Bulk Shipping, Inc.	6,845	466,213	EGLE	219,106.67
Genco Shipping & Trading Limited	16,231	383,376	GNK	181,989.64
		849,589		401,096.31

Metals & Mining -0.81%
Endeavour Silver Corp. (a)	27,796	129,251	EXK	69,663.23
Olympic Steel Inc. (a)	3,840	147,686	ZEUS	38,038.59
Universal Stainless & Alloy Products, Inc. (a)	14,327	124,358	USAP	192,064.08
		401,296		299,765.90

Oil, Gas & Consumable Fuels - 12.2%
Adams Resources & Energy, Inc. (a)	12,947	498,330	AE	368,536.68
Alto Ingredients, Inc. (a)	45,996	313,693	ALTO	228,539.01
Evolution Petroleum Corp. (a)	16,081	109,190	EPM	75,039.43
Teekay Tankers Ltd. (a)	12,779	176,861	TNK	219,763.86
Vaalco Energy, Inc. (a)	118,623	774,608	EGY	238,816.43
		1,872,682		1,130,695.41

Personal Products - 0.88%
Nature's Sunshine Products, Inc.	8,020	134,896	NATR	135,306.84
		134,896		135,306.84

Professional Services - 5.26%
Acacia Research Corp. (a)	53,291	240,342	ACTG	224,864.95
BG Staffing, Inc.	43,029	566,692	BGSF	521,098.20
		807,034		745,963.15

Semiconductors & Semiconductor Equipment- 1.97%
Amtech Systems, Inc. (a)	20,023	201,431	ASYS	109,655.64
AXT, Inc. (a)	14,319	100,519	AXTI	69,355.15
		301,951		179,011

Software - 1.36%
Allot Communications Ltd. (a)	25,717	208,308	ALLT	206,990.45
		208,308		206,990.45

Specialty Retail - 1.79%
America's Car-Mart, Inc. (a)	3,412	274,871	CRMT	322,930.63
		274,871		322,931

Technology Harware, Storage & Peripheral Total - 1.2%
Immersion Corporation	33,187	184,520	IMMR	271,038.95
		184,520		271,039

Textiles, Apparel, & Luxury Goods - 4.25%
Culp, Inc. (a)	20,562	163,262	CULP	181,022.53
Lakeland Industries, Inc. (a)	19,324	370,828	LAKE	397,232.68
Movado Group, Inc. (a)	3,054	119,259	MOV	78,349.91
		653,349		656,605

Thrifts & Mortgage Finance - 2.26%
Federal Agricultural Mortgage Corp.	1,204	130,610	AGM	69,308.76
Trustco Bank Corp. (a)	6,796	216,996	TRST	216,045.55
		347,606		285,354.31
Trading Companies & Distributors - 0.35%
Karat Packaging Co.	2,684	53,277	KRT	43,673.52
		53,277		43,673.52

TOTAL COMMON STOCKS (Cost $12,502,147)		14,773,178		12,502,147

Money Market Funds - -481.33%
First American Funds Institutional Government Fund Class Y (b)	734,302	734,302	FGVXX	734,302.42
		734,302		734,302.42

TOTAL MONEY MARKET FUNDS (Cost $734,302)		734,302		734,302.42

TOTAL INVESTMENTS (Cost $13,236,449) 100.99%		15,507,480	100.99%	13,236,449.12

Liabilities In Excess of Other Assets - -0.99%		(152,557)	-0.99%

TOTAL NET ASSETS - 100.00%		$ 15,354,923	100.00%

(a) Non-Income producing.
(b) Variable rate security; the coupon rate shown represents the 7-day yield as of March 31, 2022.				2,271,031
(c) Adviser owns more than 5% of the outstanding voting shares of the company and is considered an affiliated security.